Related Party Transactions and Balances (Details) - Schedule of Relationships with Related Parties	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Thunder Power (Hong Kong) Limited (“TP HK”) [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships	Over which the spouse of Mr. Wellen Sham, the Company’s controlling shareholder, exercises significant influence	Over which the Spouse of Mr. Wellen Sham exercises significant influence
Thunder Power Electric Vehicle (Hong Kong) Limited (“TPEV HK”) [Membert]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships	Over which the spouse of Mr. Wellen Sham, the Company’s controlling shareholder, exercises significant influence	57.90% equity interest of which was owned by China NEV.
Mr. Wellen Sham [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships	Controlling shareholder of the Company	Controlling shareholder and managing director of the Company.
Ms. Ling Houng Sham [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships	Spouse of Mr. Wellen Sham
Feutune Light Sponsor LLC (“FLFV Sponsor”) [Member]
Schedule of Relationships with Related Parties [Line Items]
Nature of relationships	Shareholder of the Company